Share capital, stock options and other stock-based plans - Narrative (Details) - USD ($)		2 Months Ended		3 Months Ended	12 Months Ended
	Jan. 21, 2021	Mar. 15, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 09, 2020	Jul. 24, 2020	Jul. 23, 2020	Jan. 11, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense					$ 2,368,000	$ 1,474,000
Convertible debt | Convertible unsecured notes due June 1, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion price (dollars per share)			$ 1.42	$ 1.42	$ 1.42			$ 1.42	$ 2.17	$ 2.17
Converted amount			$ 5,000,000	$ 5,000,000
Converted shares			3,607,468
Convertible debt | Convertible unsecured notes due June 1, 2021 | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Converted amount	$ 2,500,000
Converted shares	1,815,117
ATM Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized issuance of common shares from treasury to public (up to)							50,000,000
Issuance of common shares from treasury to public					3,215,970
Gross proceeds from issuance of shares					$ 14,376,000
Transaction costs					472,000
Commission costs					288,000
Net proceeds from issuance of shares					$ 13,904,000
ATM Program | Weighted Average
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price (in dollars per share)			$ 4.47	$ 4.47	$ 4.47
ATM Program | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares from treasury to public		1,819,712
Gross proceeds from issuance of shares		$ 13,211,000
Transaction costs		405,000
Commission costs		264,000
Net proceeds from issuance of shares		$ 12,806,000
ATM Program | Subsequent Event | Weighted Average
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price (in dollars per share)		$ 7.26
Share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense					$ 2,368,000	$ 1,474,000
Granted (in shares)					525,807	1,877,101
Compensation cost not yet recognized			$ 4,303,000	$ 4,303,000	$ 4,303,000
Compensation cost not yet recognized, period for recognition (in years)					2 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)					504,907	971,051
Vesting period (in years)					3 years
PSU's
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)					20,900	906,050
Common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares on exercise of share units (in shares)					829,553	3,036,082